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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John M. Stein
Title:   President
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

     /s/ John M. Stein             Cincinnati, Ohio     August 9, 2002
     -----------------             ----------------     --------------


Report Type (Check only one.):
[X ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            -------
Form 13F Information Table Entry Total:         76
                                            -------
Form 13F Information Table Value Total:     $96,912
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                                            (thousands)

List of Other Included Managers:  None




















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
COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4                           COLUMN 5
Name of Issuer                           Title of Class      CUSIP           FMV (000's)          SH or PRN SH\PRN     PUT\ CALL
Abbott Labs                              Common              002814100       $           391         10,380 SH
Abercrombie & Fitch Co Cl A              Common              002896207       $            31          1,298 SH
Allied Capital                           Common              1903Q108        $           453         20,000 SH         PUT
American International Group             Common              026874107       $         2,047         30,000 SH
Ameritrade Holding Group CL  A           Common              03072H109       $           391         85,000 SH
Argonaut Group Incorporated              Common              040157109       $           102          4,771 SH
Bank of Bermuda                          Common              G07644100       $         5,839        130,475 SH
Bank of New York                         Common              64057102        $         1,013         30,000 SH
Bank One Corporation                     Common              06423A103       $           727         18,905 SH
Bristol-Meyers Squibb Corp               Common              110122108       $           114          4,449 SH
Broadwing                                Common              111620100       $            20          7,696 SH
Century Bancorp                          CL A Non Vtg        156432106       $           493         18,000 SH
Charter One Financial Inc.               Common              160903100       $           910         26,482 SH
Cinergy Corporation                      Common              172474108       $           240          6,672 SH
Citigroup                                Common              172967101       $         1,163         30,000 SH
Citigroup                                Common              172967101       $            83          2,137 SH
Convergys Corp.                          Common              212485106       $           150          7,694 SH
Curtiss Wright Corp. Cl B                Common              231561408       $            62            824 SH
Dime Bancorp (Warrants)                  Warrants            25429Q110       $            21        210,000 SH
Eli Lilly & Company                      Common              532457108       $         1,116         19,779 SH
Fannie Mae                               Common              313586109       $         3,776         51,200 SH
Fifth Third Bancorp                      Common              3316773100      $         1,188         17,831 SH
First Community Bancorp                  Common              31983B101       $         3,540        134,600 SH
First Data Corp                          Common              319963104       $         1,488         40,000 SH
First Indiana Company                    Common              32054R108       $           758         34,819 SH
Ford Motor Company                       Common              345370100       $           156          9,721 SH
Freddie Mac-Voting Common                Common              313400301       $         3,611         59,000 SH
General Mills Incorporated               Common              370334104       $           613         13,902 SH
Golden State Bancorp                     Common              381197102       $         2,538         70,000 SH
Golden State Bancorp (Warrants)          Warrants            381197136       $            44         40,000 SH
Hawthorne Financial Corp.                Common              420542102       $         3,460        106,754 SH
Herman Miller Inc.                       Common              600544100       $           177          8,724 SH
Huntington Bancshares, Inc.              Common              446150104       $           936         48,203 SH
Integra Bank Corporation                 Common              45814P105       $           504         22,500 SH
IPC Holdings Ltd                         Ord                 G4933P101       $           916         30,000 SH
JP Morgan                                Common              46625H100       $         1,018         30,000 SH
Keycorp                                  Common              493267108       $           329         12,049 SH
Kindred Healthcare                       Common              494580103       $            12            280 SH
Matrix Bancorp Inc.                      Common              576819106       $         4,633        413,683 SH
Meadowbrook Ins. Group                   Common              58319P108       $         1,974        600,000 SH
Metris Companies                         Common              591598107       $           831        100,000 SH
Metrocorp Bancshares Inc.                Common              591650106       $         1,593        127,429 SH
Nasdaq 100 Tr                            Unit Ser 1          63110104        $           782         30,000 SH
Net.Bank                                 Common              640933107       $           416         35,700 SH





COLUMN 1                                  COLUMN 6        COLUMN 7                      COLUMN 8
Name of Issuer                            Investment Dis  Oth Mgrs             Sole              Shared         None
Abbott Labs                               Sole                                   10,380
Abercrombie & Fitch Co Cl A               Sole                                    1,298
Allied Capital                            Sole                                   20,000
American International Group              Sole                                   30,000
Ameritrade Holding Group CL  A            Sole                                   85,000
Argonaut Group Incorporated               Sole                                    4,771
Bank of Bermuda                           Sole                                  130,475
Bank of New York                          Sole                                   30,000
Bank One Corporation                      Sole                                   18,905
Bristol-Meyers Squibb Corp                Sole                                    4,449
Broadwing                                 Sole                                    7,696
Century Bancorp                           Sole                                   18,000
Charter One Financial Inc.                Sole                                   26,482
Cinergy Corporation                       Sole                                    6,672
Citigroup                                 Sole                                   30,000
Citigroup                                 Sole                                    2,137
Convergys Corp.                           Sole                                    7,694
Curtiss Wright Corp. Cl B                 Sole                                      824
Dime Bancorp (Warrants)                   Sole                                  210,000
Eli Lilly & Company                       Sole                                   19,779
Fannie Mae                                Sole                                   51,200
Fifth Third Bancorp                       Sole                                   17,831
First Community Bancorp                   Sole                                  134,600
First Data Corp                           Sole                                   40,000
First Indiana Company                     Sole                                   34,819
Ford Motor Company                        Sole                                    9,721
Freddie Mac-Voting Common                 Sole                                   59,000
General Mills Incorporated                Sole                                   13,902
Golden State Bancorp                      Sole                                   70,000
Golden State Bancorp (Warrants)           Sole                                   40,000
Hawthorne Financial Corp.                 Sole                                  106,754
Herman Miller Inc.                        Sole                                    8,724
Huntington Bancshares, Inc.               Sole                                   48,203
Integra Bank Corporation                  Sole                                   22,500
IPC Holdings Ltd                          Sole                                   30,000
JP Morgan                                 Sole                                   30,000
Keycorp                                   Sole                                   12,049
Kindred Healthcare                        Sole                                      280
Matrix Bancorp Inc.                       Sole                                  413,683
Meadowbrook Ins. Group                    Sole                                  600,000
Metris Companies                          Sole                                  100,000
Metrocorp Bancshares Inc.                 Sole                                  127,429
Nasdaq 100 Tr                             Sole                                   30,000
Net.Bank                                  Sole                                   35,700



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

Northern Trust                           Common              665859104       $           881         20,000 SH
Office Depot Incorporated                Common              676220106       $           292         17,379 SH
Online Resources Corp.                   Notes               68273GAC5       $         3,247      3,900,000 PRN
Online Resources Corp.                   Common              68273G101       $           641        200,300 SH
Partner Re                               Common              71902E109       $           979         20,000 SH
PNC Bank Corporation                     Common              693475105       $           581         11,120 SH
PNC Financial                            Common              693475105       $         1,568         30,000 SH
Provident Financial Group                Common              743866105       $         2,321         80,000 SH
Providian Financial (Notes)              Notes               74406AAB8       $         5,206     17,000,000 PRN
Providian Financial Corp                 Common              74406A102       $           588        100,000 SH
Prudential Financial Inc.                Common              760416107       $         2,669         80,000 SH
Scottish Annuity & Life                  Common              G7885T104       $         1,336         70,000 SH
Sears, Roebuck & Company                 Common              812387108       $           309          5,699 SH
SEI Investments                          Common              784117103       $         1,409         50,000 SH
Sky Financial                            Common              83080P103       $           857         40,500 SH
State Street                             Common              857477103       $           894         20,000 SH
Sterling Financial  Corp-Wash            Common              859319105       $         5,560        279,556 SH
Stilwell Financial                       Common              87363103        $         1,820        100,000 SH
Summit Bancshares                        Common              866011109       $           243         10,000 SH
Superior Financial Corp                  Common              868161100       $         7,239        377,999 SH
The Limited  Incorporated                Common              532716107       $         2,023         94,998 SH
Too, Inc.                                Common              890333107       $           209          6,784 SH
Unitrin Incorporated                     Common              913275103       $           453         12,658 SH
US Bancorp                               Common              902973304       $           812         34,755 SH
Ventas Inc.                              Common              92276F100       $           331         25,953 SH
Visteon Corp                             Common              92839U107       $            22          1,571 SH
Washington Mutual Inc.                   Common              939322103       $         1,997         53,800 SH
White Mtns Ins. Group Ltd                Common              G9618E107       $           506          1,600 SH
Willow Grove Bancorp                     Common              97111W101       $           293         25,000 SH
XL Capital                               Common              G98255105       $           847         10,000 SH
X-Rite Inc.                              Common              983857103       $           478         55,607 SH
Zimmer Holdings Inc.                     Common              98956P102       $            34            960 SH





Northern Trust                              Sole                                   20,000
Office Depot Incorporated                   Sole                                   17,379
Online Resources Corp.                      Sole                                3,900,000
Online Resources Corp.                      Sole                                  200,300
Partner Re                                  Sole                                   20,000
PNC Bank Corporation                        Sole                                   11,120
PNC Financial                               Sole                                   30,000
Provident Financial Group                   Sole                                   80,000
Providian Financial (Notes)                 Sole                               17,000,000
Providian Financial Corp                    Sole                                  100,000
Prudential Financial Inc.                   Sole                                   80,000
Scottish Annuity & Life                     Sole                                   70,000
Sears, Roebuck & Company                    Sole                                    5,699
SEI Investments                             Sole                                   50,000
Sky Financial                               Sole                                   40,500
State Street                                Sole                                   20,000
Sterling Financial  Corp-Wash               Sole                                  279,556
Stilwell Financial                          Sole                                  100,000
Summit Bancshares                           Sole                                   10,000
Superior Financial Corp                     Sole                                  377,999
The Limited  Incorporated                   Sole                                   94,998
Too, Inc.                                   Sole                                    6,784
Unitrin Incorporated                        Sole                                   12,658
US Bancorp                                  Sole                                   34,755
Ventas Inc.                                 Sole                                   25,953
Visteon Corp                                Sole                                    1,571
Washington Mutual Inc.                      Sole                                   53,800
White Mtns Ins. Group Ltd                   Sole                                    1,600
Willow Grove Bancorp                        Sole                                   25,000
XL Capital                                  Sole                                   10,000
X-Rite Inc.                                 Sole                                   55,607
Zimmer Holdings Inc.                        Sole                                      960

